                 Municipal Partners
                 Fund II Inc.

                 Semi-Annual Report

                 DECEMBER 31, 1997

        M U N I C I P A L   P A R T N E R S   F U N D   I I   I N C .

February 23, 1998

To Our Shareholders:

We are pleased to provide this semi-annual report to the shareholders of Municipal Partners Fund II Inc. (the "Fund") for the six months ended December 31, 1997. Benefiting from the bond market rally, the Fund achieved a 7.88% return in net asset value (assuming the reinvestment of monthly dividends in additional shares of the Fund). The Fund's average maturity and leverage contributed to this performance. On December 31, 1997 the Fund had a closing net asset value and market price per share of $14.39 and $12.9375, respectively. The Fund continued to pay a monthly common stock dividend of $0.0625 per share.

U.S. fixed-income securities registered positive price returns during the second half of 1997 as the bond market continued to benefit from a healthy domestic economy with little concern of inflation. The fixed-income markets also received a boost from the political and fiscal turmoil in Asia. Many investors seeking a safe haven purchased United States Treasury securities, causing a significant increase in demand for these securities.

Municipal prices advanced during the latter half of the year, but failed to keep pace with the rally in Treasuries. An influx of municipal new issue supply prompted by lower interest rates, prevented municipal prices from keeping up with their taxable counterpart. For the year, total municipal new issue volume was $220 billion, a 19% increase over 1996 and the third highest year on record. Demand from property and casualty insurance companies remained a constant due to their profitability, while purchases from individuals and mutual funds depended upon the level of nominal yields and cash availability.

As of December 31, 1997, the Fund's portfolio consisted of 52 issues throughout 24 different states with an average maturity of 8.84 years and an average coupon of 6.22%, excluding short-term investments. Sector weightings emphasize transportation, healthcare and housing.

ANNUAL SHAREHOLDERS AND SPECIAL MEETINGS

The Fund held its annual shareholders meeting on October 14, 1997 and a special meeting on January 15, 1998. At the meeting on October 14, 1997, shareholders approved a new investment management agreement between Value Advisors LLC ("Value Advisors") and the Fund and a new investment advisory and administration agreement among Value Advisors, Salomon Brothers Asset Management Inc ("SBAM") and the Fund, elected each of the nominees proposed for election to the Fund's Board of Directors and ratified the selection of Price Waterhouse LLP as the independent accountants of the Fund. The new agreement took effect upon the closing of the sale of Value Advisors by Oppenheimer Group Inc. to PIMCO Advisors L.P., which occurred on November 4, 1997. At the special meeting on January 15, 1998, shareholders elected William D. Cvengros to the Fund's Board of Directors and approved a new investment advisory and administration agreement among SBAM, Value Advisors and the Fund. Approval of the agreement was necessary due to the merger of Salomon Inc, which had been the ultimate parent company of SBAM, with and into Smith Barney Holdings Inc., a subsidiary of Travelers Group Inc., which occurred on November 28, 1997. Travelers is now the ultimate parent company of SBAM. The following table provides information concerning the matters voted on at the meetings:

        M U N I C I P A L   P A R T N E R S   F U N D   I I   I N C .

OCTOBER 14, 1997
1. Approval of a new investment management agreement between Value Advisors and the Fund (common and preferred shares voting).

         VOTES FOR                 VOTES AGAINST                VOTES ABSTAINED
         ---------                 -------------                ---------------
         5,040,072                    71,435                        125,727

2. Approval of a new investment advisory and administration agreement among Value Advisors, SBAM and the Fund (common and preferred shares voting).

         VOTES FOR                 VOTES AGAINST                VOTES ABSTAINED
         ---------                 -------------                ---------------
         5,042,873                    66,835                        127,526

3. Election of directors (common and preferred shares voting).

         NOMINEES                    VOTES FOR                  VOTES WITHHELD
         ---------                 ------------                 --------------
      Mark C. Biderman*               5,122,614                      114,620
      Robert L. Rosen                 5,126,573                      110,661

*Mr. Biderman subsequently resigned from the Board of Directors on November 4, 1997.

4. Election of a director (preferred shares voting only).

           NOMINEE                    VOTES FOR                  VOTES WITHHELD
          ---------                  -----------                 --------------
      Dr. Riordan Roett                  665                            0

5. Ratification of Price Waterhouse LLP as the Independent Accountants of the Fund (common and preferred shares voting).

         VOTES FOR                 VOTES AGAINST                VOTES ABSTAINED
         ---------                 -------------                ---------------
         5,116,996                    29,878                        90,360

JANUARY 15, 1998
1. Election of a director (common and preferred shares voting).

          NOMINEE                    VOTES FOR                  VOTES WITHHELD
         ---------                 ------------                 --------------
    William D. Cvengros              5,407,888                      104,794

2. Approval of a new investment advisory and administration agreement among SBAM, Value Advisors and the Fund (common and preferred shares voting).

         VOTES FOR                 VOTES AGAINST                VOTES ABSTAINED
         ---------                 -------------                ---------------
         5,354,982                    48,620                        109,080


                                   Cordially,

/s/ William D. Cvengros                           /s/ Michael S. Hyland
William D. Cvengros                               Michael S. Hyland
Co-Chairman of the Board                          Co-Chairman of the Board

        M U N I C I P A L   P A R T N E R S   F U N D   I I   I N C .

Statement of Investments
December 31, 1997 (unaudited)

 PRINCIPAL
  AMOUNT                                                                                MOODY'S/S&P         VALUE
   (000)    Long-Term Investments-- 148.0%                                             CREDIT RATING       (NOTE 2)
---------------------------------------------------------------------------------------------------------------------
            CALIFORNIA -- 11.8%

            California State Housing Finance Agency Home Mortgage Revenue,
  $3,000    Series H, 6.15%, 8/01/16...................................................    Aa2/AA-        $ 3,162,090

            California State Public Works Board, Lease Revenue Refunding Bonds
            (Department of Corrections), Series A, 6.875%, 11/01/14,
   2,175    Pre-Refunded 11/01/04......................................................      Aaa/A          2,550,362

            California State Public Works Board, Lease Revenue Refunding Bonds
            (Various University of California Projects), 1993 Series A, 7.00%, 3/01/14,
   2,900    Pre-Refunded 3/01/04.......................................................      Aaa/A          3,383,169

            West Covina, California Certificate of Participation (Queen of the Valley
   1,000    Hospital), 6.50%, 8/15/14..................................................      A2/A           1,102,800
                                                                                                        -------------
                                                                                                           10,198,421
                                                                                                        -------------
            COLORADO -- 3.5%

            Colorado Health Facilities Authority Hospital Revenue (Rocky Mountain
   1,000    Adventist Healthcare Project), Series 1993, 6.625%, 2/01/13................    Baa2/BBB         1,067,640

            E-470 Public Highway Authority, Colorado Revenue,
   2,000    Series A, MBIA, 5.00%, 9/01/21.............................................     Aaa/AAA         1,956,420
                                                                                                        -------------
                                                                                                            3,024,060
                                                                                                        -------------
            GEORGIA -- 0.2%

            Fulton County, Georgia Housing Authority Single-Family Mortgage,
     205    6.60%, 3/01/28.............................................................     NR/AAA            216,812
                                                                                                        -------------

            HAWAII -- 3.7%

   2,000    Hawaii General Obligation, FGIC, 5.50%, 10/01/10...........................     Aaa/AAA         2,170,030

            Hawaii State Department of Budget & Finance Special Purpose Revenue,
   1,000    6.00%, 7/01/11.............................................................       A/A           1,068,280
                                                                                                        -------------
                                                                                                            3,238,310
                                                                                                        -------------
            ILLINOIS -- 24.7%

            Chicago Heights, Illinois General Obligation, Series A, FGIC,
   6,050    5.65%, 12/01/16............................................................     Aaa/AAA         6,384,746

            Chicago, Illinois Board of Education (Chicago School Reform), MBIA,
   4,255    6.00%, 12/01/16............................................................     Aaa/AAA         4,648,162

            Chicago, Illinois O'Hare International Airport Special Facility Revenue
   3,500    (International Terminal), MBIA, 6.75%, 1/01/18.............................    Aaa/AAA          3,810,310

            Illinois Health Facilities Authority Revenue (Highland
   1,000    Park Project B), FGIC, 5.55%, 10/01/06.....................................     Aaa/AAA         1,074,060

---------------------------------------------------------------------------------------------------------------------
                                  See accompanying notes to financial statements.

                                                                                                               PAGE 1

        M U N I C I P A L   P A R T N E R S   F U N D   I I   I N C .

December 31, 1997 (unaudited)

 PRINCIPAL
  AMOUNT                                                                                MOODY'S/S&P         VALUE
   (000)    Long-Term Investments (continued)                                          CREDIT RATING       (NOTE 2)
---------------------------------------------------------------------------------------------------------------------
            ILLINOIS -- 24.7% (CONCLUDED)

            Illinois Health Facilities Authority Revenue (Servantcor Project), Series A,
 $2,000     FSA, 6.00%, 8/15/12........................................................    Aaa/AAA        $ 2,165,060

            Illinois Health Facilities Authority Revenue (South Suburban Hospital
    605     Project), 7.00%, Escrowed to Maturity 2/15/18..............................      NR/A             700,312

            Illinois Health Facilities Authority Revenue (South Suburban Hospital
     395    Project), 7.00%, 2/15/18, Pre-Refunded 2/15/02.............................      NR/A             442,455

            Illinois Health Facilities Authority Revenue Refunding (SSM Health Care),
   1,850    MBIA, 6.55%, 6/01/13.......................................................     Aaa/AAA         2,168,681
                                                                                                        -------------
                                                                                                           21,393,786
                                                                                                        -------------
            INDIANA -- 5.4%

            Indiana Transportation Finance Authority Airport Facilities Lease Revenue,
   2,000    Series A, 5.50%, 11/01/17..................................................      A2/A           2,045,580

            Indianapolis, Indiana Airport Authority Revenue Refunding, Series A, FGIC,
   2,500    5.60%, 7/01/15.............................................................     Aaa/AAA         2,612,450
                                                                                                        -------------
                                                                                                            4,658,030
                                                                                                        -------------
            IOWA -- 4.4%

            Iowa Finance Authority Hospital Facility Revenue Refunding (Trinity
   3,350    Regional Hospital Project), 7.00%, 7/01/12, Pre-Refunded 7/01/02...........    NR/NR            3,765,970
                                                                                                        -------------

            LOUISIANA -- 7.2%

            Louisiana Public Facilities Authority Hospital Revenue Refunding (Touro
   6,000    Infirmary Project), Series B, 6.125%, 8/15/23..............................    Baa2/BBB         6,211,620
                                                                                                        -------------

            MASSACHUSETTS -- 1.3%

            Massachusetts State Health & Educational Facilities Authority Revenue
   1,000    (Dana Farber Cancer Project), Series G-1, 6.25%, 12/01/22..................      A1/A           1,078,890
                                                                                                        -------------

            MISSOURI -- 3.1%

            Missouri State Environmental Improvement & Energy Research Authority,
            Pollution Control Revenue Refunding (Associated Electric Coop Thomas Hill),
   2,500    5.50%, 12/01/10............................................................     A1/AA           2,666,575
                                                                                                        -------------

            NEBRASKA -- 4.0%

            Nebraska Higher Education Loan Program, Inc., Senior Subordinated Bonds,
   3,115    1993-2 Series A-5A, 6.65%, 6/01/08.........................................      Aa/NR          3,445,501
                                                                                                        -------------

---------------------------------------------------------------------------------------------------------------------
                                See accompanying notes to financial statements.

PAGE 2

        M U N I C I P A L   P A R T N E R S   F U N D   I I   I N C .

December 31, 1997 (unaudited)

 PRINCIPAL
  AMOUNT                                                                                MOODY'S/S&P         VALUE
   (000)    Long-Term Investments (continued)                                          CREDIT RATING       (NOTE 2)
---------------------------------------------------------------------------------------------------------------------
            NEVADA -- 6.4%

            Clark County, Nevada Industrial Development Revenue Refunding
  $3,000    (Nevada Power Project), AMBAC, 7.20%, 10/01/22.............................    Aaa/AAA        $ 3,363,760

            Clark County, Nevada Passenger Facility Revenue (Macarran
   1,000    International Airport), MBIA, 5.75%, 7/01/23...............................     Aaa/AAA         1,040,060

            Nevada Housing Division, Single-Family Program, Series C, AMBAC,
   1,100    6.35%, 10/01/12............................................................     Aaa/AAA         1,163,295
                                                                                                        -------------
                                                                                                            5,567,115
                                                                                                        -------------
            NEW JERSEY -- 1.3%

            New Jersey Economic Development Authority, Water Facilities Revenue
   1,000    (New Jersey American Water Co., Inc. Project), FGIC, 6.875%, 11/01/34......     Aaa/AAA         1,132,790
                                                                                                        -------------

            NEW YORK -- 19.2%

            Metropolitan Transportation Authority, New York (Transit Facilities),
   2,500    Series O, MBIA, 6.375%, 7/01/20............................................     Aaa/AAA         2,825,225

            New York State Dormitory Authority Revenue (Manhattan Eye, Ear &
   2,000    Throat Hospital), 5.125%, 7/01/07..........................................    Baa1/BBB         2,029,300

            New York State Local Government Assistance Corporation Revenue,
   1,500    Series A, 6.00%, 4/01/16...................................................      A3/A           1,625,445

            Port Authority of New York & New Jersey Construction, Ninety-Sixth Series,
   4,400    FGIC, 6.60%, 10/01/23......................................................     Aaa/AAA         4,862,132

            The City of New York, General Obligation Bonds, Fiscal 1994 Series B,
     405    Subseries B-1, 7.00%, 8/15/16, Pre-Refunded 8/15/04........................     NR/BBB+           471,331

            The City of New York, General Obligation Bonds, Fiscal 1994 Series B,
   2,595    Subseries B-1, 7.00%, 8/15/16..............................................    Baa1/BBB+        2,953,344

            Triborough Bridge & Tunnel Authority, New York General Purpose Revenue,
   1,670    Series Y, 5.50%, 1/01/17...................................................      Aa/A+          1,786,549
                                                                                                        -------------
                                                                                                           16,553,326
                                                                                                        -------------
            OHIO -- 13.6%

            Franklin County, Ohio Hospital Revenue (Holy Cross Health Systems
  2,500     Corporation), 5.875%, 6/01/21..............................................     Aa3/AA          2,650,800

            Hamilton County, Ohio Sewer Systems Revenue,
  2,000     Series A, FGIC, 5.50%, 12/01/11............................................     Aaa/AAA         2,159,880

            Ohio State Water Development Authority Solid Waste Disposal Revenue
   3,300    (Broken Hill Proprietary Co., LTD.), 6.45%, 9/01/20........................      A2/A           3,583,503

            The Student Loan Funding Corporation, Cincinnati, Ohio, Series 1993B,
   3,250    6.20%, 8/01/12.............................................................      A/NR           3,392,772
                                                                                                        -------------
                                                                                                           11,786,955
                                                                                                        -------------

---------------------------------------------------------------------------------------------------------------------
                                 See accompanying notes to financial statements.
                                                                                                               PAGE 3


        M U N I C I P A L   P A R T N E R S   F U N D   I I   I N C .

December 31, 1997 (unaudited)

 PRINCIPAL
  AMOUNT                                                                                MOODY'S/S&P         VALUE
   (000)    Long-Term Investments (continued)                                          CREDIT RATING       (NOTE 2)
---------------------------------------------------------------------------------------------------------------------
            PENNSYLVANIA -- 3.1%

            Monroeville, Pennsylvania Hospital Authority Hospital Revenue (Forbes
  $2,490    Health System), 7.00%, 10/01/13............................................    A3/BBB+        $ 2,713,054
                                                                                                        -------------

            SOUTH CAROLINA -- 3.1%

            Greenville, South Carolina Hospital Systems Hospital Facilities Revenue,
   2,500    Series B, 5.70%, 5/01/12...................................................    Aa3/AA-          2,642,175
                                                                                                        -------------

            TENNESSEE -- 2.5%

            The Industrial Development Board of Humphreys County, Tennessee
   1,950    (E.I. duPont de Nemours and Company Project), 6.70%, 5/01/24...............    Aa3/AA-          2,161,809
                                                                                                        -------------

            TEXAS -- 9.1%

   4,500    Austin, Texas Airport System Revenue, Series A, MBIA, 6.20%, 11/15/15......  Aaa/AAA            4,927,095

            Port Corpus Christi Authority Texas Nueces County Pollution Control
   2,665    Revenue (Hoechst Celanese Corporate Project), 6.875%, 4/01/17..............     A2/A+           2,901,412
                                                                                                        -------------
                                                                                                            7,828,507
                                                                                                        -------------
            UTAH -- 5.7%

            Utah State Housing Finance Agency Single-Family Mortgage, Issue H-2,
   4,695    6.25%, 7/01/22.............................................................     Aaa/AAA         4,937,262
                                                                                                        -------------

            VIRGINIA -- 7.3%

            Chesapeake Bay Bridge & Tunnel Commission, Virginia District General
   1,850    Resolution Revenue Refunding, MBIA, 5.00%, 7/01/22.........................     Aaa/AAA         1,806,581

            Fairfax County, Virginia Economic Development Authority Lease Revenue
   2,000    (Government Center Properties), 5.50%, 5/15/18.............................     Aa2/AA          2,041,540

            Virginia State Housing Development Authority, Commonwealth Mortgage,
   1,015    Subseries A-4, MBIA, 6.20%, 7/01/12........................................    Aaa/AAA          1,086,832

            Virginia State Housing Development Authority, Commonwealth Mortgage,
   1,300    Subseries I-1, 6.55%, 7/01/17..............................................     Aa1/AA+         1,372,254
                                                                                                        -------------
                                                                                                            6,307,207
                                                                                                        -------------

---------------------------------------------------------------------------------------------------------------------
                                  See accompanying notes to financial statements.

PAGE 4

        M U N I C I P A L   P A R T N E R S   F U N D   I I   I N C .

December 31, 1997 (unaudited)

 PRINCIPAL
  AMOUNT                                                                                MOODY'S/S&P         VALUE
   (000)    Long-Term Investments (concluded)                                          CREDIT RATING       (NOTE 2)
---------------------------------------------------------------------------------------------------------------------
            WEST VIRGINIA -- 2.0%

            West Virginia State Water Development Authority, Loan Program II,
  $1,555    Series A, 7.00%, 11/01/31, Pre-Refunded 11/01/01...........................     NR/A-         $ 1,735,846
                                                                                                        -------------

            WISCONSIN -- 3.0%

            Wisconsin Housing & Economic Development Authority Revenue Refunding
   2,485    (Home Ownership), Series G, 6.30%, 9/01/17.................................     Aa2/AA          2,618,952
                                                                                                        -------------

            WYOMING -- 2.4%

            Wyoming Community Development Authority Housing Revenue, Series 1,
   2,000    6.10%, 12/01/14............................................................      Aa2/AA         2,099,160
                                                                                                        -------------
            Total Long-Term Investments (cost $117,997,806)............................                   127,982,133
                                                                                                        -------------

            Short-Term Investments - 1.6%
---------------------------------------------------------------------------------------------------------------------

            MISSISSIPPI -- 0.5%

            Perry County, Mississippi Pollution Control Revenue Refunding
     400    (Leaf River Forest Project), VR, 5.00%, 1/02/98............................     P-1/NR            400,000
                                                                                                        -------------

            NEVADA -- 0.5%

            Clark County, Nevada Industrial Development Revenue
     400    (Nevada Cogeneration Association #2), VR, 5.20%, 1/02/98...................   VMIG-1/A-1+         400,000
                                                                                                        -------------

            NEW YORK -- 0.4%

     100    New York City General Obligation, Subseries E4, VR, 5.00%, 1/02/98.........  VMIG-1/A-1+          100,000

            New York City Job Development Authority, Series A-1 Through A-21,
     200    VR, 5.25%, 1/02/98.........................................................   VMIG-1/A-1+         200,000

            Port Authority of New York & New Jersey Special Obligation Revenue
     100    (Versatile Structure Obligation - 4), VR, 4.90%, 1/02/98...................   VMIG-1/A-1+         100,000
                                                                                                        -------------
                                                                                                              400,000
                                                                                                        -------------
            TEXAS -- 0.2%

            Gulf Coast, Texas Waste Disposal Authority Revenue Refunding
     200    (Amoco Oil Company Project), VR, 5.00%, 1/02/98                               VMIG-1/A-1+         200,000
                                                                                                        -------------

---------------------------------------------------------------------------------------------------------------------
                                     See accompanying notes to financial statements.
                                                                                                               PAGE 5

        M U N I C I P A L   P A R T N E R S   F U N D   I I   I N C .

Statement of Investments (concluded)
December 31, 1997 (unaudited)

 PRINCIPAL
  AMOUNT                                                                                MOODY'S/S&P         VALUE
   (000)    Short-Term Investments (concluded)                                         CREDIT RATING       (NOTE 2)
---------------------------------------------------------------------------------------------------------------------
            Total Short-Term Investments  (cost $1,400,000)........................................      $ 1,400,000
                                                                                                        -------------
            Total Investments -- 149.6%  (cost $119,397,806).......................................       129,382,133
                                                                                                        -------------
            Other Assets in Excess of Liabilities -- 2.4%..........................................         2,073,451
                                                                                                        -------------
            Total Net Assets -- 152.0%.............................................................       131,455,584
                                                                                                        -------------
            Par value of 900 shares of preferred stock at $50,000 per share (Note 5) -- (52.0%)....       (45,000,000)
                                                                                                        -------------
            Net Assets Applicable to Common Stock -- 100%
            (equivalent to $14.39 per share on 6,007,094 common shares outstanding)................     $  86,455,584
                                                                                                        =============

------------------------------------------------------------------------------
The following abbreviations are used in portfolio descriptions:

AMBAC --  Insured as to principal and interest by the AMBAC Indemnity
          Corporation.
FGIC  --  Insured as to principal and interest by the Financial Guaranty
          Insurance Company.
MBIA  --  Insured as to principal and interest by the Municipal Bond Investors
          Assurance Corporation.
NR    --  Not rated by Moody's or S&P as indicated.
VMIG  --  Variable Moody Investment Grade.
VR    --  Variable Rate Demand Note. Date shown is date of next interest rate change and coupon rate is the rate in effect on December 31, 1997.

---------------------------------------------------------------------------------------------------------------------
                                     See accompanying notes to financial statements.
PAGE 6

        M U N I C I P A L   P A R T N E R S   F U N D   I I   I N C .

Statement of Assets and Liabilities
December 31, 1997 (unaudited)

Assets

Investments, at value (cost - $119,397,806)............................................      $129,382,133
Cash...................................................................................            32,362
Interest receivable....................................................................         2,134,372
Unamortized organization expenses (Note 2).............................................            10,790
Prepaid expenses.......................................................................            37,757
                                                                                             ------------
            Total assets...............................................................       131,597,414
                                                                                             ------------
Liabilities

Accrued management fee (Note 3)........................................................            66,660
Accrued audit and tax return preparation fees..........................................            36,077
Accrued printing and mailing fees......................................................            11,000
Accrued legal fee......................................................................             9,351
Accrued shareholder annual meeting expense.............................................             6,636
Accrued custodian expense..............................................................             5,912
Accrued transfer agent expense.........................................................             3,100
Other accrued expenses.................................................................             3,094
                                                                                             ------------
            Total liabilities..........................................................           141,830
                                                                                             ------------
Net Assets

Preferred Stock (Note 5)...............................................................        45,000,000
                                                                                             ------------
Common Stock ($.001 par value, 100,000,000 shares authorized; 6,007,094
            shares outstanding)........................................................             6,007
Additional paid-in capital.............................................................        83,244,145
Undistributed net investment income....................................................           632,756
Accumulated realized loss on investments...............................................        (7,411,651)
Net unrealized appreciation on investments.............................................         9,984,327
                                                                                             ------------
            Net assets applicable to common stock......................................        86,455,584
                                                                                             ------------
            Total net assets...........................................................      $131,455,584
                                                                                             ============
Net asset value per share of common stock  ($86,455,584 / 6,007,094
           shares outstanding).........................................................            $14.39
                                                                                                   ======

---------------------------------------------------------------------------------------------------------
                             See accompanying notes to financial statements.

                                                                                                   PAGE 7

        M U N I C I P A L   P A R T N E R S   F U N D   I I   I N C .

Statement of Operations
For the Six Months Ended December 31, 1997 (unaudited)
INVESTMENT INCOME
     INCOME
         Interest (reduced by net premium amortization of $20,330)...........................           $3,710,133

     OPERATING EXPENSES

         Management fee (Note 3)...................................................  $391,430
         Auction agent fee.........................................................    57,505
         Audit and tax services....................................................    36,548
         Legal.....................................................................    20,165
         Printing..................................................................    14,686
         Directors' fees and expenses (Note 3).....................................    13,914
         Custodian.................................................................    13,491
         Transfer agent............................................................    11,829
         Amortization of deferred organization expenses (Note 2)...................     9,454
         Listing fee...............................................................     8,151
         Other.....................................................................    12,965
                                                                                     --------
           Total operating expenses..........................................................              590,138
                                                                                                        ----------
     Net investment income...................................................................            3,119,995
                                                                                                        ----------
NET REALIZED AND UNREALIZED GAIN

     Net realized gain on investments........................................................              211,678
     Change in net unrealized appreciation on investments....................................            3,937,806
                                                                                                        ----------
     Net realized gain and change in net unrealized appreciation on investments..............            4,149,484
                                                                                                        ----------
     Net Increase in Net Assets from Operations..............................................           $7,269,479
                                                                                                        ----------

------------------------------------------------------------------------------------------------------------------
                                See accompanying notes to financial statements.

PAGE 8

        M U N I C I P A L   P A R T N E R S   F U N D   I I   I N C .

Statement of Changes in Net Assets

                                                                                 FOR THE
                                                                               SIX MONTHS
                                                                                  ENDED            FOR THE
                                                                              DECEMBER 31,       YEAR ENDED
                                                                                  1997            JUNE 30,
                                                                               (UNAUDITED)          1997
--------------------------------------------------------------------------------------------------------------
OPERATIONS

     Net investment income ................................................    $  3,119,995     $  6,332,456
     Net realized gain on investments......................................         211,678           61,017
     Change in net unrealized appreciation on investments..................       3,937,806        4,445,059
                                                                               ------------     ------------
     Net increase in net assets from operations............................       7,269,479       10,838,532
                                                                               ------------     ------------

DIVIDENDS

     To common shareholders from net investment income.....................      (2,252,660)      (4,484,296)
     To preferred shareholders from net investment income..................        (878,324)      (1,665,445)
                                                                               ------------     ------------
                                                                                 (3,130,984)      (6,149,741)
                                                                               ------------     ------------
     Total increase in net assets..........................................       4,138,495        4,688,791

NET ASSETS

     Beginning of period...................................................     127,317,089      122,628,298
                                                                               ------------     ------------
     End of period (includes undistributed net investment income of $632,756
          and $643,745, respectively)......................................    $131,455,584     $127,317,089
                                                                               ------------     ------------

------------------------------------------------------------------------------------------------------------
                              See accompanying notes to financial statements.
                                                                                                      PAGE 9

        M U N I C I P A L   P A R T N E R S   F U N D   I I   I N C .

Statement of Cash Flows
For the Six Months Ended December 31, 1997 (unaudited)

Cash Flows from Operating Activities:

     Proceeds from sales of portfolio securities.............................................           $ 11,315,513
     Purchases of portfolio securities.......................................................            (10,223,700)
     Net purchase of short-term securities...................................................             (1,120,000)
                                                                                                        ------------
                                                                                                             (28,187)

     Net investment income ..................................................................              3,119,995
     Amortization of net premium on investments..............................................                 20,330
     Amortization of organization expenses...................................................                  9,454
     Net change in receivables/payables related to operations................................                (41,501)
                                                                                                        ------------
         Net cash provided by operating activities...........................................              3,080,091
                                                                                                        ------------
Cash Flows used by Financing Activities:

     Common stock dividends paid.............................................................             (2,252,660)
     Preferred stock dividends paid..........................................................               (878,324)
                                                                                                        ------------
         Net cash used by financing activities...............................................             (3,130,984)
                                                                                                        ------------
Net decrease in cash.........................................................................                (50,893)
Cash at beginning of period..................................................................                 83,255
                                                                                                        ------------
CASH AT END OF PERIOD........................................................................           $     32,362
                                                                                                        ------------

--------------------------------------------------------------------------------------------------------------------
                                 See accompanying notes to financial statements.
PAGE 10

        M U N I C I P A L   P A R T N E R S   F U N D   I I   I N C .

Notes to Financial Statements
(unaudited)

Note 1.  Organization

Municipal Partners Fund II Inc. (the "Fund") was incorporated in Maryland on June 21, 1993 and is registered as a diversified, closed-end, management investment company under the Investment Company Act of 1940, as amended. The Board of Directors authorized 100 million shares of $.001 par value common stock. The Fund may classify or reclassify any unissued shares of common stock into one or more series of preferred stock (see Note 5). The Fund commenced operations on July 30, 1993. The Fund's primary investment objective is to seek a high level of current income which is exempt from regular federal income taxes, consistent with the preservation of capital. As a secondary investment objective, the Fund intends to enhance portfolio value by purchasing tax exempt securities that, in the opinion of Salomon Brothers Asset Management Inc (the "Investment Adviser"), may appreciate in value relative to other similar obligations in the marketplace.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

SECURITIES VALUATION. Tax-exempt securities are valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term investments having a maturity of 60 days or less are valued at amortized cost which approximates market value. Securities for which reliable quotations are not readily available are valued at fair value as determined in good faith by, or under procedures established by, the Board of Directors.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Interest income is accrued on a daily basis. The Fund amortizes premiums and accretes discounts on securities purchased using the effective interest method.

FEDERAL INCOME TAXES. The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute all of its income and capital gains, if any, to its shareholders. Therefore, no federal income tax or excise tax provision is required.

        M U N I C I P A L   P A R T N E R S   F U N D   I I   I N C .

(unaudited)

DIVIDENDS AND DISTRIBUTIONS. The Fund declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Long-term capital gains, if any, in excess of loss carryovers (See Note 4) are expected to be distributed annually. Dividends and distributions to common shareholders are recorded on the ex-dividend date. Dividends and distributions to preferred shareholders are accrued on a weekly basis and are determined as described in
Note 5. The amounts of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.

UNAMORTIZED ORGANIZATION EXPENSES. Organization expenses amounting to $93,817 were incurred in connection with the organization of the Fund. These costs have been deferred and are being amortized ratably over a five-year period from commencement of operations.

CASH FLOW INFORMATION. The Fund invests in securities and distributes dividends from net investment income and net realized gains from investment transactions. These activities are reported in the Statement of Changes in Net Assets. Additional information on cash receipts and cash payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value and amortizing premium or accreting discount on debt obligations.

Note 3.  Management and Advisory Fees and Other Transactions

The Fund has entered into a management agreement with Value Advisors LLC (the "Investment Manager"), a subsidiary of PIMCO Advisors L.P., pursuant to which the Investment Manager, among other things, supervises the Fund's investment program and monitors the performance of the Fund's service providers. The agreement with the Investment Manager was approved by shareholders at a special meeting held on October 14, 1997, and has been in effect since the closing of the sale of the Investment Manager by Oppenheimer Group Inc. to PIMCO Advisors L.P., which occurred on November 4, 1997. The Investment Manager was the transferee of the investment management responsibilities for the Fund which were previously provided by Advantage Advisers, Inc.

The Investment Manager and the Fund entered into an investment advisory and administration agreement with Salomon Brothers Asset Management Inc (the "Investment Adviser"), an indirect wholly-owned subsidiary of Salomon Inc, pursuant to which the Investment Adviser provides investment advisory and administrative services to the Fund. The Investment Adviser is responsible on a day-to-day basis for the management of the Fund's portfolio in accordance with the Fund's investment objectives and policies and for making decisions to buy, sell, or hold particular securities and is responsible for day-to-day administration of the Fund. The agreement with the Investment Adviser was most recently approved by shareholders at a special meeting held on January 15, 1998. Approval of the agreement was necessary due to the

        M U N I C I P A L   P A R T N E R S   F U N D   I I   I N C .

(unaudited)

merger of Salomon Inc., which had been the ultimate parent company of the Investment Adviser, with and into Smith Barney Holdings Inc., a subsidiary of Travelers Group Inc., which occurred on November 28, 1997. Travelers is now the ultimate parent company of the Investment Adviser.

The Fund pays the Investment Manager a monthly fee at an annual rate of .60% of the Fund's average weekly net assets for its services, and the Investment Manager pays the Investment Adviser a monthly fee at an annual rate of .36% of the Fund's average weekly net assets for its services. For purposes of calculating the fees, the liquidation value of any outstanding preferred stock of the Fund is not deducted in determining the Fund's average weekly net assets.

Certain officers and/or directors of the Fund are also officers and/or directors of the Investment Manager or the Investment Adviser.

At December 31, 1997, the Investment Adviser owned 4,161 shares of the Fund.

The Fund pays each Director not affiliated with the Investment Manager or the Investment Adviser a fee of $5,000 per year, $700 for attendance at each board and audit committee meeting and reimbursement for travel and out-of-pocket expenses for each board and committee meeting attended.

Note 4.  Portfolio Activity

Purchases and sales of investment securities, other than short-term investments for the six months ended December 31, 1997, aggregated $10,223,700 and $11,315,513, respectively. At June 30, 1997, the Fund had a net capital loss carryover of approximately $7,623,000, of which $29,000 will be available through June 30, 2002, $3,703,000 will be available through June 30, 2003, $3,081,000 will be available through June 30, 2004 and $810,000 will be available through June 30, 2005 to offset future capital gains to the extent provided by federal income tax regulations.

The federal income tax cost basis of the Fund's investments at December 31, 1997 was substantially the same as the cost basis for financial reporting. Gross unrealized appreciation and depreciation amounted to $9,984,327 and $0, respectively, resulting in net unrealized appreciation for federal income tax purposes of $9,984,327.

Note 5.  Preferred Stock

On October 1, 1993, the Fund closed its public offering of 900 shares of $.001 par value Auction Rate Preferred Stock ("Preferred Shares") at an offering price of $50,000 per share.

        M U N I C I P A L   P A R T N E R S   F U N D   I I   I N C .


Notes to Financial Statements (concluded)
(unaudited)

The Preferred Shares have a liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends (whether or not earned or declared) and, subject to certain restrictions, are redeemable in whole or in part.

Dividend rates generally reset every 28 days and are determined by auction procedures. The dividend rates on the Preferred Shares during the six months ended December 31, 1997 ranged from 3.749% to 4.00%. The weighted average dividend rate for the six months ended December 31, 1997 was 3.819%. The Board of Directors designated the dividend period commencing December 9, 1997 as a Special Rate Period. Pursuant to this Special Rate Period, the dividend rate set by the auction held on December 8, 1997 remains in effect through March 9, 1998 when the regular auction procedure resumes, subject to the Fund's ability to designate any subsequent dividend period as a Special Rate Period. The dividend rate for this Special Rate Period is 4.00%.

The Fund is subject to certain restrictions relating to the Preferred Shares. The Fund may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares would be less than 200%. The Preferred Shares are also subject to mandatory redemption at $50,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in its Articles Supplementary are not satisfied.

The Preferred Shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two directors and on certain matters affecting the rights of the Preferred Shares.

Note 6. Concentration of Credit Risk

Since the Fund invests a portion of its assets in issuers located in a single state, it may be affected by economic and political developments in a specific state or region. Certain debt obligations held by the Fund are entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

Note 7.  Common Stock Dividends Subsequent to December 31, 1997

On January 2 and February 2, 1998, the Board of Directors of the Fund declared a common share dividend from net investment income, each in the amount of $.0625 per share, payable on January 30 and February 27, 1998 to shareholders of record on January 13 and February 18, 1998, respectively.

        M U N I C I P A L   P A R T N E R S   F U N D   I I   I N C .

Financial Highlights

Data for a share of common stock outstanding throughout each period:

                                               FOR THE SIX
                                              MONTHS ENDED     FOR THE       FOR THE        FOR THE         FOR THE
                                               DECEMBER 31,   YEAR ENDED    YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                                  1997         JUNE 30,       JUNE 30,       JUNE 30,        JUNE 30,
                                               (UNAUDITED)       1997           1996           1995          1994(a)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $ 13.70        $ 12.92        $ 12.58        $ 12.02        $ 14.10
                                                 -------        -------        -------        -------        -------
Net investment income.......................         .52           1.05           1.05           1.07            .89
Net realized gain (loss) and change in net
   unrealized appreciation (depreciation)
   on investments...........................         .69            .75            .29            .57          (1.87)
                                                 -------        -------        -------        -------        -------
Total from investment operations............        1.21           1.80           1.34           1.64           (.98)
                                                 -------        -------        -------        -------        -------
Less distributions
   Dividends to common shareholders
     from net investment income.............        (.37)          (.74)          (.71)          (.79)          (.69)
   Dividends to preferred shareholders
     from net investment income.............        (.15)          (.28)          (.29)          (.29)          (.17)
                                                 -------        -------        -------        -------        -------
Total distributions.........................        (.52)         (1.02)         (1.00)         (1.08)          (.86)
                                                 -------        -------        -------        -------        -------
Offering costs on issuance of common
   and preferred shares.....................        --             --             --             --             (.24)
                                                 -------        -------        -------        -------        -------
Net asset value, end of period..............     $ 14.39        $ 13.70        $ 12.92        $ 12.58        $ 12.02
                                                 -------        -------        -------        -------        -------
Per share market value, end of period.......    $12.9375        $12.375        $ 10.75        $ 10.75        $ 11.25
Total investment return based on market
   price per share(c).......................       7.65%         22.80%          6.62%          2.97%        (15.92%)(b)

Ratios to average net assets of common
   shareholders(d):
     Operating expenses.....................       1.38%(e)       1.42%          1.44%          1.50%          1.45%(e)
     Net investment income before
       preferred stock dividends............       7.31%(e)       7.90%          8.09%          8.99%          7.22%(e)
     Preferred stock dividends..............       2.06%(e)       2.08%          2.20%          2.48%          1.67%(e)
     Net investment income available to
       common shareholders..................       5.25%(e)       5.82%          5.89%          6.51%          5.55%(e)
     Net assets of common shareholders,
       end of period (000)..................     $86,456        $82,317        $77,628        $75,541        $72,222
     Preferred stock outstanding, end of
       period (000).........................     $45,000        $45,000        $45,000        $45,000        $45,000
     Portfolio turnover rate................          8%             7%            55%            24%            50%

------------------------------------------------------------------------------------------------------------------------
(a) For the period July 30, 1993 (commencement of investment operations) through June 30, 1994.

(b) Return calculated based on beginning of period price of $14.10 (initial offering price of $15.00 less underwriting discount of $.90) and end of period market value of $11.25 per share. This calculation is not annualized.

(c) For purposes of this calculation, dividends on common shares are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan and the broker commission paid to purchase or sell a share is excluded. This calculation is not annualized.

(d) Ratios calculated on the basis of income, expenses and preferred stock dividends relative to the average net assets of common shares.

(e) Annualized.

-----------------------------------------------------------------------------------------------------------------------
                                     See accompanying notes to financial statements.
                                                                                                                PAGE 15

        M U N I C I P A L   P A R T N E R S   F U N D   I I   I N C .

Selected Quarterly Financial Information (unaudited)
Summary of quarterly results of operations:

                                                                                            NET REALIZED GAIN
                                                                                             (LOSS) &CHANGE
                                                                                           IN NET UNREALIZED
                                                                   NET INVESTMENT             APPRECIATION
                                                                       INCOME                (DEPRECIATION)
                                                                  -----------------       ---------------------
QUARTER ENDED*                                                    TOTAL   PER SHARE           TOTAL   PER SHARE
---------------------------------------------------------------------------------------------------------------
March 31, 1995...............................................     $1,590    $.26              $8,355    $1.39
June 30, 1995................................................      1,612     .27               1,433      .24
September 30, 1995...........................................      1,578     .26               1,249      .21
December 31, 1995............................................      1,610     .27               5,586      .93
March 31, 1996...............................................      1,586     .26              (4,519)   (.76)
June 30, 1996................................................      1,567     .26                (589)   (.09)
September 30, 1996...........................................      1,577     .26               1,810     .30
December 31, 1996............................................      1,575     .26               1,649     .28
March 31, 1997...............................................      1,591     .27              (1,971)   (.33)
June 30, 1997................................................      1,589     .26               3,018     .50
September 30, 1997...........................................      1,586     .26               2,321     .39
December 31, 1997............................................      1,534     .26               1,829     .30

---------------------------------------------------------------------------------------------------------------
  *Totals expressed in thousands of dollars except per share amounts.

                               See accompanying notes to financial statements.
PAGE 16

        M U N I C I P A L   P A R T N E R S   F U N D   I I   I N C .

Directors

CHARLES F. BARBER
      Consultant; formerly Chairman,
      ASARCO Incorporated

MICHAEL S. HYLAND
      Co-Chairman of the Board
      Managing Director,
      Salomon Brothers Inc
      President, Salomon Brothers
      Asset Management Inc

WILLAM D. CVENGROS
      Co-Chairman of the Board; Chief Executive Officer, President and Member of the Board of Value Advisors LLC and Chief Executive Officer and President of PIMCO Advisors L.P.

RIORDAN ROETT
      Professor and Director, Latin American
      Studies Program, Paul H. Nitze
      School of Advanced International Studies,
      Johns Hopkins University

ROBERT L. ROSEN
      General Partner,
      R.L.R. Partners

Officers

MICHAEL S. HYLAND
      Co-Chairman of the Board

WILLIAM D. CVENGROS
      Co-Chairman of the Board

STEPEHN J. TREADWAY
      President

NEWTON SCHOTT
      Executive Vice President

MARYBETH WHYTE
      Executive Vice President

LAWRENCE H. KAPLAN
      Executive Vice President
      and General Counsel

ALAN M. MANDEL
      Treasurer

LAURIE A. PITTI
      Assistant Treasurer

NOEL B. DAUGHERTY
      Secretary

JENNIFER G. MUZZEY
      Assistant Secretary


Municipal Partners Fund II Inc.
      7 World Trade Center
      New York, New York  10048
      Telephone 1-888-777-0102

INVESTMENT ADVISER
      Salomon Brothers Asset Management Inc
      7 World Trade Center
      New York, New York  10048

INVESTMENT MANAGER
      Value Advisors LLC
      800 Newport Center Drive
      Suite 100
      Newport Beach, California 92660

AUCTION AGENT
      Bankers Trust Company
      4 Albany Street
      New York, New York  10006

CUSTODIAN
      State Street Bank and Trust Company
      225 Franklin Street
      Boston, Massachusetts 02110

DIVIDEND DISBURSING AND TRANSFER AGENT
      State Street Bank and Trust Company
      225 Franklin Street
      Boston, Massachusetts 02110

LEGAL COUNSEL
      Simpson Thacher & Bartlett
      425 Lexington Avenue
      New York, New York  10017

NEW YORK STOCK EXCHANGE SYMBOL
      MPT

State Street Bank and Trust Company
P.O. Box 8200
Boston, Massachusetts 02266-8200

                               -------------------
                                    BULK RATE
                                  U.S. POSTAGE
                                      PAID
                                S. HACKENSACK, NJ
                                 PERMIT No. 750
                              --------------------